Supplemental Information on Gas Producing Activities (Unaudited) (Reserve Quantity Information) (Details) Mcfe in Thousands	12 Months Ended
	Dec. 31, 2015 Mcfe	Dec. 31, 2014 Mcfe MMcf		Dec. 31, 2013 Mcfe MMcf
Proved Developed and Undeveloped Reserve (Energy) [Roll Forward]
Beginning of year	1,306,571	382,660	[1]	304,272	[1]
Acquisitions	0	282,391		0	[1]
Extensions and discoveries	869,038	692,239		100,626	[1]
Revision of previous estimates	(274,249)	47,018		757	[1]
Production	(201,328)	(97,737)		(22,995)	[1]
End of year	1,700,032	1,306,571		382,660	[1]
Proved Developed Reserves [Abstract]
Proved developed reserves:	1,014,873	644,149		144,309	[1]
Proved Undeveloped Reserves [Abstract]
Proved undeveloped reserves:	685,159	662,422		238,351	[1]
Marcellus Joint Venture
Proved Developed and Undeveloped Reserves [Abstract]
Beginning of year | MMcf		109,684		128,118
Extensions and discoveries | MMcf				19,812
Revision of previous estimates | MMcf				(26,803)
Production | MMcf				(11,443)
End of year | MMcf				109,684
Proved Developed Reserves [Abstract]
Proved developed reserves: | MMcf				52,370
Proved Undeveloped Reserves [Abstract]
Proved undeveloped reserves: | MMcf				57,314
Marcellus Joint Venture
Proved Developed and Undeveloped Reserve (Energy) [Roll Forward]
Acquisitions		282,391

[1]	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.